STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024	Sep. 09, 2024	Nov. 21, 2023	Nov. 30, 2023 [1]	May 31, 2025	May 31, 2024	Aug. 31, 2024		Aug. 31, 2023		Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					250,000,000		250,000,000		250,000,000				75,000,000
Common stock, par value					$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001
Number of shares, issued			373,822
Shares issued price per share			$ 2.50
Gross proceeds from common stock									$ 1,143,728
Number of shares issued, service									500
Reverse stock split description		1:4 Reverse Stock Split			1:4 Reverse Stock Split, each 4 pre-split
Common stock shares issued		25,685,591			27,180,631		25,685,591		25,577,734			101,779,323
Common stock shares outstanding					27,180,631		25,685,591		25,577,734			101,779,323
Offering proceeds									$ 934,534
Shares to be issued									$ 1,066,052
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split description		1:4 Reverse Stock Split
Common stock shares issued		25,685,591
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	815,419
Percentage of consideration for services	3.00%
Consulting Services [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	815,419
Percentage of consideration for services	3.00%
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued			52,107			52,107	52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service			5,500				5,500
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	679,516
Percentage of consideration for services	2.50%
IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued	679,516
Percentage of consideration for services	2.50%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							1,000,000,000						1,000,000,000
Number of shares, issued				93,455			93,455	[2]	114,385	[2]
Gross proceeds from common stock									$ 1,068,728
Number of shares issued, service				14,402			14,402	[2]
Common stock shares issued							102,742,362
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued						373,822	373,822		427,536
Shares issued price per share						$ 2.50	$ 2.50		$ 2.50
Gross proceeds from common stock							$ 934,555		$ 934,534

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.